SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total Revenues	$ 1,184,616	$ 1,792,525	$ 5,980,847	$ 10,200,957
General and administrative expenses - Financial consulting fee (Ants)	(854,786)	(817,412)	(2,796,272)	(2,190,635)
Other income - Marketing incentive subsidy income (Kami)		683,898	1,217,586	1,779,528
Total impact on income (loss) before income tax	$ 871,449	229,710
% of income (loss) before income tax	608.00%
Total			1,632,002	360,001
Product cost - related party (Senslab)	$ (163,960)	(1,304,195)	(3,127,699)	(9,544,977)
(Provision)/reversal for credit losses (Ants)				1,262,146
Interest expense (Ants)	28,651	318	14,413	675
Total impact on pre-tax loss			$ 2,242,278	$ (613,047)
% of pre-tax income (loss)			306.00%	80.00%
Allowance for credit losses	0		$ 0	$ 0
Previously Reported [Member]
Related Party Transaction [Line Items]
General and administrative expenses - Financial consulting fee (Ants)			(2,687,250)
Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
General and administrative expenses - Financial consulting fee (Ants)	(33,611)	(74,486)	(234,912)	(334,317)
Other income - Marketing incentive subsidy income (Kami)		683,898	1,217,586	1,779,528
Accounts receivable - related party	2,544,441		1,632,002	190,168
Other receivable - related party				169,833
Prepayment - related party
Advance to suppliers - related party (Senslab HK)
Total
Other payable - related party
Percent of receivable			13.00%	5.00%
Other receivable - related party, net, Percent				2.00%
Accounts receivable - related party, Percent			13.00%	3.00%
Note receivable – stockholder
ZK Cam Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party	569,252		$ 433,888	$ (0)
Other receivable - related party
Prepayment - related party
Advance to suppliers - related party (Senslab HK)
Total
Other payable - related party
Accounts receivable - related party, Percent			3.00%	0.00%
Shanghai Xiaoyun Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party	517
Other receivable - related party	$ 4,143		4,035
Advance to suppliers - related party (Senslab HK)
Percent of receivable	0.00%		0.00%
Other receivable - related party, net, Percent	0.00%		0.00%
Total	$ 4,660		$ 4,035
Accounts receivable - related party, Percent	0.00%
Other receivable - related party, percent			3.00%	0.00%
Kunshan Yishijue Technology Limited [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party	$ 667
Other receivable - related party
Prepayment - related party
Advance to suppliers - related party (Senslab HK)
Total
Other payable - related party	1,786
Senslab Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party
Other receivable - related party	37,005		26,406
Prepayment - related party
Advance to suppliers - related party (Senslab HK)
Total				6,258,235
Other payable - related party
Percent of receivable	0.00%		0.00%
Percent of accounts payable				65.00%
Note receivable – stockholder
Senslab Technology Co Ltd [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Other receivable - related party			$ 26,406
Percent of receivable			1.00%
Sean da [Member]
Related Party Transaction [Line Items]
General and administrative expenses - Financial consulting fee (Ants)	$ (21,736)	(25,800)	$ (91,655)
Accounts receivable - related party
Other receivable - related party	146,979		440,596
Prepayment - related party
Advance to suppliers - related party (Senslab HK)
Total
Other payable - related party
Percent of receivable	1.00%		0.00%	0.00%
Other receivable - related party, net, Percent	1.00%		0.00%
Total	$ 146,979		$ 440,596	$ 15,862
Note receivable – stockholder				15,862
Subscription receivable - stockholder
Subscription receivable - shareholder, Percent			0.00%	0.00%
Note receivable - shareholder,Percent			0.00%	0.00%
Other receivable - related party, Percent			0.00%	0.00%
Ants Technology Limited [Member]
Related Party Transaction [Line Items]
General and administrative expenses - Financial consulting fee (Ants)	(15,000)	(15,000)	$ (60,000)	$ (60,000)
Accounts receivable - related party
Other receivable - related party	4,872		4,872	1,790,009	$ 1,768,473
Prepayment - related party	51,844	66,844	66,844	126,965
Advance to suppliers - related party (Senslab HK)
Total	1,799
Other payable - related party
Percent of receivable	1.00%		1.00%	26.00%
Total	$ 56,716		$ 71,716	$ 1,916,974
Percent of accounts payable	1.00%
Prepayment - related party, Percent	0.00%		1.00%	2.00%
Other receivable - related party, net, Percent	0.00%		0.00%	24.00%
(Provision)/reversal for credit losses (Ants)				$ 1,262,146
Interest expense (Ants)				(18,999)
Note receivable – stockholder
Allowance for credit losses
Allowance for credit losses, Percent
Senslab HK Limited [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party
Other receivable - related party
Prepayment - related party
Advance to suppliers - related party (Senslab HK)	21,387		21,387
Total				2,285,008
Other payable - related party
Percent of receivable	0.00%		0.00%
Percent of accounts payable				24.00%
Note receivable – stockholder
Senslab HK Limited [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Advance to suppliers - related party (Senslab HK)			$ 21,387
Percent of receivable			1.00%
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party	$ 3,114,877		$ 2,065,890	190,168
Other receivable - related party	192,999		475,909	1,959,842
Prepayment - related party	51,844		66,844	126,965
Advance to suppliers - related party (Senslab HK)	21,387		21,387
Total	1,799			8,543,243
Other payable - related party	1,786			6,269
Note receivable – stockholder				15,862
Senslab HK Limited and Senslab Technology Co [Member]
Related Party Transaction [Line Items]
Total				$ 8,543,243
Percent of receivable	1.00%		0.00%
Total	$ 58,392		$ 47,793
Percent of accounts payable				89.00%
Senslab HK Limited and Senslab Technology Co [Member] | Previously Reported [Member]
Related Party Transaction [Line Items]
Percent of receivable			1.00%
Total			$ 47,793
ZK Cam Technology Limited [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party	$ 569,252		$ 433,888
Percent of receivable	5.00%		3.00%
Total	$ 569,252		$ 433,888
Accounts receivable - related party, Percent	5.00%		3.00%
Kunshan Ant Vision Electronic Technology Co.Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party	$ 667
Other payable - related party	$ 1,786
Percent of receivable	1.00%
Total	$ 667
Accounts receivable - related party, Percent	1.00%
Other payable - related party, Percent	1.00%
Total	$ 1,786
Percent of payable	1.00%
Yunyizhilian Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable - related party
Other receivable - related party
Prepayment - related party
Total
Other payable - related party				6,269
Note receivable – stockholder
Other payable - related party, Percent			0.00%	0.00%
Revenue Share [Member] | Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Total Revenues	$ 756,008	570,588	$ 3,118,617	$ 2,754,788
Revenue Share [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total Revenues	946,050	570,588	3,118,617	2,754,788
Product [Member] | Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Total Revenues		134	3,833	6,270
Product [Member] | ZK Cam Co Ltd [Member]
Related Party Transaction [Line Items]
Total Revenues	135,364		511,922
Product [Member] | Shanghai Xiaoyun Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total Revenues	517
Product [Member] | Kunshan Yishijue Technology Limited [Member]
Related Party Transaction [Line Items]
Total Revenues	667
Product [Member] | Senslab Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Total Revenues	(140,802)	(909,624)
Product [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total Revenues	136,548	134	515,756	6,270
Intelligent Information Service [Member] | Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Total Revenues	157,382
Intelligent Information Service [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total Revenues	157,382
AI Service Sharing [Member] | Kami Vision Incorporated [Member]
Related Party Transaction [Line Items]
Total Revenues	32,660
AI Service Sharing [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Total Revenues	32,660
Product Cost - Related Party [Member]
Related Party Transaction [Line Items]
Product cost - related party (Senslab)	$ (140,802)	$ (909,624)	(2,223,113)	(6,002,463)
Product Cost - Related Party [Member] | Senslab Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Product cost - related party (Senslab)			$ (2,223,113)	$ (6,002,463)